Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 29,299	£ 70,298
Financing cash flows	(784)	(692)
Settled during the year	(5,958)	(7,707)
Interest expense	3,338	4,003
Issuance of warrants	(70)
Lease addition		910
Lease modifications		163
Changes in fair values	(8,253)	(37,666)
Changes in foreign exchange	548	(10)
Ending balance	18,120	29,299
Lease liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,376	1,794
Financing cash flows	(937)	(692)
Interest expense	209	230
Lease addition		910
Lease modifications		163
Changes in foreign exchange	40	(29)
Ending balance	1,688	2,376
Novartis Loan notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,771	3,196
Interest expense	678	575
Ending balance	4,449	3,771
Warrant liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8,336	50,775
Settled during the year		(2,400)
Changes in fair values	(7,805)	(40,039)
Ending balance	531	8,336
Deferred cash consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,123	1,525
Interest expense	451	206
Changes in fair values	(448)	2,373
Changes in foreign exchange	508	19
Ending balance	4,634	4,123
Loan Notes – private placement [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,613	12,946
Settled during the year	(5,958)	(5,307)
Interest expense	1,981	2,974
Ending balance	6,636	10,613
Other [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	80	62
Financing cash flows	153
Interest expense	19	18
Issuance of warrants	(70)
Ending balance	£ 182	£ 80